Pension and Other Postretirement Benefits - Schedule of Effect of Significant Unobservable Inputs (Detail) (Commingled equity funds [Member], Level 3-Significant unobservable inputs [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commingled equity funds [Member] | Level 3-Significant unobservable inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning balance	$ 100,273	$ 97,469
Actual return on plan assets, Relating to assets still held at the reporting date	21,552	(8,442)
Actual return on plan assets, Relating to assets sold during the period	342	246
Purchases	6,800	12,000
Sales	(1,500)	(1,000)
Settlements
Transfers in and/or out of Level 3
Ending balance	$ 127,467	$ 100,273